Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]
		December 31
	2014	2013

Senior secured term B facility, net of debt discount $1,480 (2013 - $1,948)	$488,520	$493,052
Senior secured revolving credit	998,913	983,481
IRBs	64,000	64,000
Other	6,612	7,725
	1,558,045	1,548,258
Less current portion of long-term debt	5,428	5,969
	$1,552,617	$1,542,289

Schedule Of Long Term Debt, Credit Facility Details [Table Text Block]
	Term B facility - Euro based loans	Term B facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin	2.25%	1.25%
Floor	0.75%
Applicable margin - minimum			1.25%	1.25%	0.25%
Applicable margin - maximum			2.00%	2.00%	1.00%
Fee rate - minimum						1.50%	0.25%
Fee rate - maximum						2.25%	0.50%
Frequency of payments	Monthly, in arrears	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

Schedule Of Line Of Credit Facilities [Table Text Block]
Details of outstanding debt - credit facilities
	December 31
	2014	2013

Term B facility
Amount drawn	$490,000	$495,000
Interest rate applicable	3.00%	3.00%

Consolidated revolver
Amount drawn	$998,913	$983,481
Letters of credit	$200,212	$196,909
Available	$650,875	$669,610
Amount drawn - Euro based loan	$575,000	$463,250
Interest rate applicable - Euro based loan	1.99%	1.99%
Amount drawn - BAs	$415,913	$512,410
Interest rate applicable - BAs	3.11%	3.03%
Amount drawn - U.S. based loan	$8,000	$5,000
Interest rate applicable - U.S. based loan	4.00%	4.00%
Amount drawn - Canadian prime rate loan	$-	$2,821
Interest rate applicable - Canadian prime rate loan	3.75%	3.75%
Commitment - rate applicable	0.375%	0.375%

Schedule Of Long Term Debt, Industrial Revenue Bonds Details [Table Text Block]
IRB Facility	Date entered	Term, expressed in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

2005 Seneca IRB Facility(*)	Oct. 20, 2005	30	Oct. 1, 2035	$45,000	LIBOR less an applicable discount	Monthly, in arrears	Nov. 1, 2005	Guaranteed by IESI Corporation ("IESI")
PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$5,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn
IRB Facility Amendment						Amendment date	Amended interest rate basis	Term for amended interest rate basis, expressed in years

2005 Seneca IRB Facility(*)						Aug. 1, 2008	Fixed rate	5

Note:
(*) Effective October 1, 2013, the Company provided notice to cancel its outstanding $45,000 2005 Seneca IRB facility and repaid the balance in full. The Company drew on its consolidated revolver to repay the 2005 Seneca IRB Facility.

Schedule Of Long Term Debt, Industrial Revenue Bonds Outstanding [Table Text Block]
		December 31
	2014	2013

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.10%	0.07%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.08%	0.07%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$521	$498
Current daily interest rate	0.10%	0.08%

Schedule of Extinguishment of Debt [Table Text Block]
		December 31
	2014	2013

Write-off of deferred financing costs	$-	$1,240
Loss on extinguishment of debt	$-	$1,240

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2015	$1,152
2016	1,195
2017	1,239
2018	1,285
2019	1,333
Thereafter	4,229
10,433
Less amount representing interest	3,821
Present value of minimum capital lease obligations	$6,612

Schedule of Maturities of Long-term Debt [Table Text Block]
2015	$4,694
2016	4,694
2017	4,694
2018	1,003,605
2019	469,746
Thereafter	64,000
$1,551,433